UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: January 31, 2008

ITEM 1.     SCHEDULE OF INVESTMENTS

MASTER PORTFOLIO TRUST

SMASH SERIES M PORTFOLIO

     FORM NQ
JANUARY 31, 2008

SMASh Series M Portfolio

Schedule of Investments (unaudited)		January 31, 2008

Face
Amount	Security	Value
MORTGAGE-BACKED SECURITIES — 112.8%
FHLMC — 24.4%
	Federal Home Loan Mortgage Corp. (FHLMC):
$9,480	7.259% due 2/1/32 (a)(b)	$9,700
593,505	5.500% due 11/1/35 (b)	601,308
	Gold:
7,500,837	6.000% due 10/1/37-1/1/38 (b)	7,692,744
13,125,873	5.500% due 11/1/37-1/1/38 (b)	13,293,860
548,046	One Year CMT ARM, 5.148% due 3/1/33 (a)(b)	560,034
581,969	STRIPS, IO, 5.644% due 5/1/37 (a)(b)	597,152
	TOTAL FHLMC	22,754,798
FNMA — 80.6%
	Federal National Mortgage Association (FNMA):
5,300,000	5.000% due 2/19/23-3/12/38 (c)	5,320,610
14,400,000	5.500% due 2/19/23-2/12/38 (c)	14,626,248
2,400,000	6.000% due 2/19/23-2/12/38 (c)	2,479,126
34,882	7.060% due 5/1/32 (a)(b)	35,254
141,418	5.593% due 7/1/32 (a)(b)	142,689
224,397	5.629% due 1/1/33 (a)(b)	228,709
9,000,000	5.000% due 10/1/35 (b)	8,959,230
8,946,379	5.000% due 10/1/35	8,905,852
11,403,480	6.500% due 10/1/35-1/1/38	11,840,219
2,554,998	5.500% due 11/1/36-8/1/37 (b)	2,590,510
7,979,058	6.000% due 6/1/37	8,190,106
10,082,103	6.000% due 7/1/37-12/1/47 (b)	10,324,646
498,765	6.500% due 8/1/37 (b)	517,876
1,000,000	4.500% due 2/12/38 (c)	971,562
	TOTAL FNMA	75,132,637
GNMA — 7.8%
	Government National Mortgage Association (GNMA):
2,800,000	5.000% due 2/20/38 (c)	2,806,563
2,400,000	6.000% due 2/20/38 (c)	2,478,374
1,900,000	6.500% due 2/20/38 (c)	1,978,079
	TOTAL GNMA	7,263,016
	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $104,497,046)	105,150,451
ASSET-BACKED SECURITIES — 9.5%
Automobiles — 0.1%
100,000	Superior Wholesale Inventory Financing Trust, 4.336% due 1/15/12 (a)(b)	96,509
Credit Card — 0.3%
300,000	MBNA Master Credit Card Trust, 4.403% due 9/15/10 (a)(b)	300,774
Home Equity — 8.7%
128,436	ABFS Mortgage Loan Trust, 3.876% due 4/25/34 (a)(b)(d)	112,378
	ACE Securities Corp.:
155,970	3.506% due 2/25/31 (a)(b)	144,777
184,027	3.776% due 8/25/45 (a)(b)	173,912
40,461	AFC Home Equity Loan Trust, 3.676% due 6/25/30 (a)(b)	31,117
97,114	Amortizing Residential Collateral Trust, 3.656% due 1/1/32 (a)(b)	87,403
16,308	Asset-Backed Securities Corp., Home Equity Loan Trust, 4.776% due
	11/15/31 (a)(b)	15,743
600,000	Bayview Financial Acquisition Trust, 3.750% due 2/28/40 (a)(b)(d)	510,000
	Bear Stearns Asset-Backed Securities Trust:
200,000	3.726% due 9/25/34 (a)(b)	195,409

See Notes to Schedule of Investments.

SMASh Series M Portfolio

Schedule of Investments (unaudited) (continued)		January 31, 2008

Face
Amount	Security	Value
Home Equity — 8.7% (continued)
$283,726	3.656% due 2/25/36 (a)(b)	$272,641
184,082	4.626% due 8/25/37 (a)(b)	182,011
189,012	Bravo Mortgage Asset Trust, 3.506% due 7/25/36 (a)(b)(d)	186,517
46,919	CDC Mortgage Capital Trust, 3.986% due 1/25/33 (a)(b)	40,912
783,112	Citigroup Mortgage Loan Trust Inc., 3.776% due 11/25/46 (a)(b)(d)	599,081
	Countrywide Asset-Backed Certificates:
103,261	4.036% due 4/25/32 (a)(b)	96,681
17,598	4.116% due 2/25/33 (a)(b)	16,238
296,809	3.535% due 8/26/33 (a)(b)	275,637
268,852	Countrywide Home Equity Loan Trust, 5.900% due 8/15/37 (a)(b)	260,168
	Ellington Loan Acquisition Trust:
241,685	4.376% due 5/26/37 (a)(b)(d)	236,852
200,000	4.626% due 5/29/37 (a)(b)(d)	175,000
366,418	EMC Mortgage Loan Trust, 3.826% due 12/25/42 (a)(d)	319,826
168,516	FBR Securitization Trust, 3.636% due 10/25/35 (a)(b)	166,408
200,000	Fremont Home Loan Trust, 3.476% due 8/25/36 (a)(b)	193,766
	GMAC Mortgage Corp. Loan Trust:
254,158	4.126% due 2/25/31 (a)(b)(d)	244,306
189,710	3.586% due 11/25/36 (a)(b)	155,220
200,000	3.446% due 12/25/36 (a)(b)	198,990
52,875	GSAA Home Equity Trust, 3.486% due 5/25/35 (a)(b)	52,871
197,198	GSAMP Trust, 3.776% due 2/25/33 (a)(b)	184,038
91,336	Indymac Residential Asset-Backed Trust, 3.416% due 8/25/36 (a)(b)	91,011
35,980	IXIS Real Estate Capital Trust, 3.436% due 8/25/36 (a)(b)	35,779
	Lehman XS Trust:
145,532	3.466% due 2/25/37 (a)(b)	138,561
171,422	3.506% due 6/25/37 (a)(b)	170,499
936,625	Merrill Lynch First Franklin Mortgage Loan Trust, 4.876% due 10/25/37
	(a)(b)	881,982
87,034	Morgan Stanley ABS Capital I, 3.696% due 3/25/35 (a)(b)	86,131
125,092	Morgan Stanley Ixis Real Estate Capital Trust, 3.406% due 7/25/36 (a)(b)	123,946
	Morgan Stanley Mortgage Loan Trust:
149,237	3.466% due 9/25/36 (a)(b)	143,126
91,503	3.496% due 10/25/36 (a)(b)	91,020
168,347	Natixis Real Estate Capital Trust, 3.506% due 7/25/37 (a)(b)	160,779
108,104	RAAC, 3.646% due 5/25/36 (a)(b)(d)	89,687
21,898	Renaissance Home Equity Loan Trust, 3.806% due 6/25/33 (a)(b)	18,039
45,077	SACO I Trust, 3.726% due 9/25/35 (a)(b)	39,273
730,773	Securitized Asset Backed Receivables LLC, 3.606% due 2/25/37 (a)(b)	601,749
176,000	SG Mortgage Securities Trust, 3.616% due 12/25/36 (a)(b)	154,644
7,312	Southern Pacific Secured Assets Corp., 3.716% due 7/25/29 (a)(b)	6,564
88,631	Structured Asset Securities Corp., 3.676% due 4/25/31 (a)(d)	79,041
64,252	Wachovia Asset Securitization Inc., 3.806% due 12/25/32 (a)(b)	60,818
	Total Home Equity	8,100,551
Student Loan — 0.4%
116,871	MSCC HELOC Trust, 3.566% due 7/25/17 (a)(b)	97,598
69,852	Nelnet Student Loan Trust, 4.894% due 12/22/14 (a)(b)	69,846
4,001	Residential Asset Mortgage Products Inc., 4.056% due 3/25/33 (a)(b)	3,365
162,978	SLM Student Loan Trust, 3.321% due 7/25/17 (a)(b)	163,224
	Total Student Loan	334,033
	TOTAL ASSET-BACKED SECURITIES
	(Cost — $9,359,983)	8,831,867
COLLATERALIZED MORTGAGE OBLIGATIONS — 26.8%
58,599	Adjustable Rate Mortgage Trust, 4.738% due 1/25/36 (a)(b)	`58,700

See Notes to Schedule of Investments.

SMASh Series M Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 26.8% (continued)
$132,669	American Home Mortgage Assets, 3.566% due 9/25/46 (a)(b)	$122,986
300,000	Banc of America Commercial Mortgage Inc., 5.634% due 7/10/46 (b)	301,583
131,078	Banc of America Funding Corp., 5.813% due 6/20/35 (a)(b)	130,581
	Bear Stearns ARM Trust:
79,052	4.265% due 1/25/35 (a)(b)	80,003
192,545	4.751% due 1/25/35 (a)(b)	192,347
	Bear Stearns Structured Products Inc.:
392,011	5.455% due 9/25/37 (a)(d)	381,231
354,957	3.635% due 9/26/37 (a)(b)(d)	346,083
289,136	Chevy Chase Mortgage Funding Corp., 3.656% due 1/25/35 (a)(d)	271,882
	Countrywide Alternative Loan Trust:
172,669	3.616% due 6/25/35 (a)(b)	168,510
139,005	4.164% due 7/20/35 (a)(b)	130,765
66,871	4.164% due 5/20/46 (a)(b)	59,654
218,869	3.566% due 9/25/46 (a)(b)	199,488
187,927	3.506% due 3/25/47 (a)(b)	176,510
196,891	Countrywide Home Loan Mortgage Pass-Through Trust, 3.676% due 5/25/35
	(a)(b)	185,153
	Countrywide Home Loans:
412,364	3.776% due 9/25/35 (a)(d)	400,538
53,217	3.626% due 3/25/36 (a)(b)	50,191
179,939	Credit Suisse First Boston Mortgage Securities Corp., 4.026% due 11/25/31
	(a)(b)	178,051
	Credit Suisse Mortgage Capital Certificates:
2,000,000	5.847% due 3/15/39 (a)(b)	2,022,494
531,000	5.467% due 9/15/39 (b)	526,732
373,502	Downey Savings & Loan Association Mortgage Loan Trust, 5.582% due
	3/19/47 (a)(b)	329,441
31,911	Granite Mortgages PLC, 4.084% due 1/20/20 (a)(b)(d)	31,713
	GSMPS Mortgage Loan Trust:
881,636	3.726% due 3/25/35 (a)(d)	870,027
178,993	3.726% due 9/25/35 (a)(d)	164,635
	GSR Mortgage Loan Trust:
115,073	6.682% due 12/25/34 (a)(b)	116,303
148,438	3.816% due 5/25/35 (a)(b)	147,469
	Harborview Mortgage Loan Trust:
178,368	4.134% due 5/19/47 (a)(b)	170,648
191,532	4.154% due 7/19/47 (a)(b)	180,264
262,226	4.376% due 11/25/47 (a)(b)	255,834
696,079	IMPAC Secured Assets Corp., 3.696% due 3/25/36 (a)(b)	640,029
685,433	Indymac INDA Mortgage Loan Trust, 6.274% due 11/25/37 (a)(b)	711,156
	Indymac Index Mortgage Loan Trust:
98,425	3.676% due 7/25/35 (a)(b)	93,075
211,870	3.576% due 6/25/47 (a)(b)	198,635
586,613	La Hipotecaria SA, 5.500% due 12/23/36 (a)(d)	557,283
	Lehman XS Trust:
333,937	3.676% due 11/25/35 (a)(b)	313,403
171,588	3.636% due 2/25/46 (a)(b)	162,484
373,855	3.596% due 4/25/46 (a)(b)	352,611
	Luminent Mortgage Trust:
83,938	3.546% due 12/25/36 (a)(b)	79,173
180,756	3.566% due 5/25/46 (a)(b)	169,599
	MASTR Adjustable Rate Mortgages Trust:
330,651	4.158% due 5/25/34 (a)(b)	332,008
141,353	5.315% due 9/25/35 (a)(b)	140,561
200,000	3.676% due 5/25/47 (a)(b)	167,840

See Notes to Schedule of Investments.

SMASh Series M Portfolio

Schedule of Investments (unaudited) (continued)		January 31, 2008

Face
Amount	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 26.8% (continued)
$970,269	MASTR ARM Trust, 3.576% due 5/25/47 (a)(b)	$913,342
416,556	Morgan Stanley Mortgage Loan Trust, 3.596% due 2/25/47 (a)(b)	407,777
132,128	Provident Funding Mortgage Loan Trust, 4.467% due 5/25/35 (a)(b)	128,681
	Residential Accredit Loans Inc.:
210,253	3.626% due 2/25/36 (a)(b)	197,618
185,918	3.526% due 2/25/37 (a)(b)	174,065
108,020	Structured Adjustable Rate Mortgage Loan Trust, 3.696% due 10/25/35 (a)(b)	101,954
	Structured Asset Mortgage Investments Inc.:
361,370	3.606% due 2/25/36 (a)(b)	340,640
374,276	3.586% due 4/25/36 (a)(b)	341,073
394,269	3.586% due 8/25/36 (a)(b)	371,188
340,384	3.576% due 9/25/37 (a)(b)	334,853
	Thornburg Mortgage Securities Trust:
472,060	6.220% due 9/25/37 (a)(b)	478,458
505,158	6.232% due 9/25/37 (a)(b)	518,049
241,416	3.636% due 10/25/45 (a)(b)	241,038
357,969	3.576% due 12/25/45 (a)(b)	357,291
947,799	3.546% due 1/25/46 (a)(b)	927,680
563,804	3.481% due 5/25/46 (a)(b)	560,692
592,598	3.486% due 6/25/46 (a)(b)	589,434
	WaMu Mortgage Pass-Through Certificates:
614,552	3.646% due 7/25/45 (a)(b)	578,007
264,022	5.732% due 1/25/46 (a)(b)	252,430
276,116	5.622% due 9/25/46 (a)(b)	261,490
1,880,699	5.412% due 6/25/47 (a)(b)	1,783,137
636,470	Washington Mutual Alternative Mortgage Pass-Through Certificates, 5.502%
	due 5/25/47 (a)(b)	601,464
	Washington Mutual Inc.:
618,854	3.776% due 1/25/45 (a)(b)	577,156
578,427	3.696% due 7/25/45 (a)(b)	546,892
188,094	3.646% due 12/25/45 (a)(b)	177,774
282,141	3.666% due 12/25/45 (a)(b)	266,822
144,009	Washington Mutual Mortgage Pass-Through Certificates, 3.696% due 1/25/45
	(a)(b)	136,274
657,824	Zuni Mortgage Loan Trust, 3.506% due 8/25/36 (a)(b)	629,785
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $25,454,749)	24,962,737
CORPORATE BONDS & NOTES — 0.3%
Airlines — 0.1%
84,382	Delta Air Lines Inc., Pass-Through Certificates, 6.619% due 3/18/11 (b)	83,116
Thrifts & Mortgage Finance — 0.2%
200,000	Countrywide Financial Corp., 5.104% due 3/24/09 (a)(b)	175,772
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $264,028)	258,888
Shares
PREFERRED STOCKS — 1.4%
FINANCIALS — 1.4%
28,000	Federal Home Loan Mortgage Corp. (FHLMC), 8.380% (b)	751,800
20,000	Federal National Mortgage Association (FNMA), 8.250% (b)	528,400
	TOTAL PREFERRED STOCKS
	(Cost — $1,200,000)	1,280,200

See Notes to Schedule of Investments.

SMASh Series M Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Contracts	Security	Value
PURCHASED OPTIONS — 0.2%
75,000	Eurodollar Futures, Call @ $94.375, expires 3/17/08	$ 204,000
200,000	U.S. Treasury Notes 10 Year Futures, Call @ $145.000, expires 5/23/08	3,125
	TOTAL PURCHASED OPTIONS
	(Cost — $90,300)	207,125
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $140,866,106)	140,691,268
Face
Amount
SHORT-TERM INVESTMENTS — 22.8%
U.S. Government Agencies — 0.6%
$30,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 4.520% due
	3/17/08 (e)(f)	29,835
	Federal National Mortgage Association (FNMA), Discount Notes:
438,000	2.649% - 5.221% due 3/17/08 (e)(f)	435,662
4,000	4.518% due 3/19/08 (e)(f)	3,977
55,000	4.220% due 3/20/08 (e)(f)	54,693
25,000	4.552% - 4.689% due 3/31/08 (e)(f)	24,815
	Total U.S. Government Agencies
	(Cost — $548,982)	548,982
Repurchase Agreement — 22.2%
20,700,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated
	1/31/08, 2.770% due 2/1/08; Proceeds at maturity - $20,701,593; (Fully
	collateralized by U.S. government agency obligation, 0.000% due 4/9/08;
	Market value - $21,114,000)
	(Cost - $20,700,000) (b)	20,700,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $21,248,982)	21,248,982
	TOTAL INVESTMENTS — 173.8% (Cost — $162,115,088#)	161,940,250
	Liabilities in Excess of Other Assets — (73.8)%	(68,740,395)

	TOTAL NET ASSETS — 100.0%	$93,199,855

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.
(b)	All or a portion of this security is segregated for open futures contracts, written options, swap contracts and TBA's.
(c)	This security is traded on a to-be-announced ("TBA") basis (See Note 1).
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(f)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM - Adjustable Rate Mortgage
CDC – CDC Capital Mortgage
CMT - Constant Maturity Treasury
HELOC – Home Equity Line of Credit
IO - Interest Only
MASTR - Mortgage Asset Securitization Transactions Inc.
STRIPS - Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

SMASh Series M Portfolio

Schedule of Investments (unaudited) (continued)				January 31, 2008

Schedule of Options Written

		Expiration	Strike
Contracts	Security	Date	Price	Value
24	Eurodollar Futures, Call	2/15/08	$97.25	$ 9,750
6	Eurodollar Futures, Put	3/17/08	95.50	38
12	Eurodollar Futures, Put	3/17/08	96.25	75
8	Eurodollar Futures, Put	3/17/08	96.50	100
24	Eurodollar Futures, Put	3/17/08	96.38	150
16	Eurodollar Futures, Put	6/16/08	96.75	1,600
2	Eurodollar Futures, Put	6/16/08	95.50	25
4	U.S. Treasury Bonds Futures, Call	2/22/08	120.00	5,063
16	U.S. Treasury Bonds Futures, Call	2/22/08	118.00	9,000
50	U.S. Treasury Bonds Futures, Put	2/22/08	116.00	22,656
6	U.S. Treasury Bonds Futures, Put	2/22/08	113.00	656
4	U.S. Treasury Bonds Futures, Put	2/22/08	112.00	313
5	U.S. Treasury Bonds Futures, Put	2/22/08	114.00	781
1	U.S. Treasury Bonds Futures, Put	2/22/08	115.00	250
6	U.S. Treasury Bonds Futures, Put	2/22/08	118.00	5,906
8	U.S. Treasury Bonds Futures, Put	5/23/08	110.00	4,875
21	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	111.00	121,078
2	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	110.00	13,438
6	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	114.00	17,438
8	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	122.00	750
8	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	116.00	11,500
16	U.S. Treasury Notes 10 Year Futures, Call	2/22/08	117.00	17,500
5	U.S. Treasury Notes 5 Year Futures, Put	2/22/08	108.00	78
12	U.S. Treasury Notes 5 Year Futures, Put	2/22/08	109.00	188
3	U.S. Treasury Notes 5 Year Futures, Put	2/22/08	109.50	46
3	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	109.50	47
14	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	107.00	219
4	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	111.00	62
10	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	109.00	156
14	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	110.50	218
14	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	112.00	437
16	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	114.00	2,500
24	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	114.50	5,250
20	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	116.00	14,375
8	U.S. Treasury Notes 10 Year Futures, Put	2/22/08	115.00	2,750
28	U.S. Treasury Notes 10 Year Futures, Put	5/23/08	113.00	27,125

See Notes to Schedule of Investments.

SMASh Series M Portfolio

Schedule of Investments (unaudited) (continued)		January 31, 2008

		Expiration	Strike
Notional Par	Security	Date	Rate	Value
400,000	Credit default swaption with Lehman Brothers Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	2/20/2008	1.90%	$68
200,000	Credit default swaption with Barclays Capital Inc. to buy protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Call	3/20/2008	2.00%	364
200,000	Credit default swaption with Barclays Capital Inc. to buy protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Call	3/20/2008	2.05%	454
200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	4/21/2008	2.10%	1,000
200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	2/20/2008	1.80%	11
400,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	2/20/2008	1.90%	68
200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	2/20/2008	2.00%	84
100,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	2/20/2008	2.30%	278
100,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	2/20/2008	2.20%	410
100,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/2008	2.20%	410
200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/2008	2.10%	558
200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/2008	2.20%	324
200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/2008	2.20%	324
200,000	Credit default swaption with Lehman Brothers Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/2008	2.30%	1,110
100,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/2008	2.20%	162
200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/2008	2.20%	324
200,000	Credit default swaption with Barclays Capital Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/2008	2.00%	364
200,000	Credit default swaption with Lehman Brothers Inc. to sell protection on Dow Jones CDX.NA.IG.HVOL.9 Index, Put	3/20/2008	2.10%	558
	TOTAL OPTIONS WRITTEN			$303,264
	(Premiums received - $273,248)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.      Organization and Significant Accounting Policies

SMASh Series M Portfolio (the “Portfolio”) is a separate investment series of the Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net assets, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically as a substitution for buying or selling securities and cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign denominated futures, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Securities Traded on a To-Be-Announced Basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Stripped Securities. The Portfolio invests in “Stripped Securities,” a term used collectively for stripped fixed-income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that

Notes to Schedule of Investments (unaudited) (continued)

have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.

(f) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Credit Default Swaps. The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Notes to Schedule of Investments (unaudited) (continued)

(h) Swap Contracts. Swaps involve the exchange by the Portfolio with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Portfolio may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(i) Swaptions. The Portfolio may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. If a written call swaption is exercised, the writer enters a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer enters a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the Portfolio enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the investment manager. The Portfolio bears the market risk arising from any change in index values or interest rates.

(j) Credit and Market Risk. Investments in structured securities collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(k) Security Transactions. Security transactions are accounted for on a trade date basis.

2.      Investments

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,031,417
Gross unrealized depreciation	(1,206,255)
Net unrealized depreciation	$(174,838)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2008, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)
Contracts to Buy:
Euro	100	3/08	$23,914,925	$24,273,750	$358,825
U.S. Treasury Bond	28	3/08	3,323,390	3,340,750	17,360
U.S. Treasury 5 Year Note	165	3/08	18,019,341	18,645,000	625,659
Euro	268	6/08	65,072,602	65,331,700	259,098
					1,260,942
Contracts to Sell:
U.S. Treasury 2 Year Note	2	3/08	$420,271	$426,437	$(6,166)
U.S. Treasury 10 Year Note	127	3/08	14,754,584	14,823,281	(68,697)
U.S. Treasury 10 Year Note	174	6/08	20,192,645	20,137,781	54,864
Euro	16	9/08	3,885,295	3,902,200	(16,905)
					(36,904)
Net Unrealized Gain on Open Futures Contracts					$1,224,038

At January 31, 2008, the Portfolio held TBA securities with a total cost of $30,516,981.

During the period ended January 31, 2008, written option transactions for the Portfolio were as follows:

	Number
	of Contracts	Premiums
Options written, outstanding October 31, 2007	156	$80,317
Options written	4,600,536	323,690
Options closed	(58)	(39,141)
Options expired	(1,000,206)	(91,618)
Options written, outstanding January 31, 2008	3,600,428	$273,248

At January 31, 2008, the Portfolio held the following credit default swap contracts:

Swap Counterparty:	Barclays Bank PLC
Effective Date:	7/10/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$500,000
Payments Received by the Portfolio:	0.75% of quarterly
Payments Made by the Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(30,404)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	7/18/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Payments Received by the Portfolio:	0.75% of quarterly
Payments Made by the Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(54,635)

Notes to Schedule of Investments (unaudited) (continued)
Swap Counterparty:	Barclays Bank PLC
Effective Date:	7/25/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Payments Received by the Portfolio:	0.75% of quarterly
Payments Made by the Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(46,590)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	10/22/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$2,000,000
Payments Received by the Portfolio:	0.75% of quarterly
Payments Made by the Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(66,260)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	7/17/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,500,000
Payments Received by the Portfolio:	0.75% of quarterly
Payments Made by the Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(87,903)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	8/16/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Payments Received by the Portfolio:	0.35% of quarterly
Payments Made by the Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(13,285)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	9/7/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Payments Received by the Portfolio:	0.75% of quarterly
Payments Made by the Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(36,173)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	8/20/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$100,000
Payments Received by the Portfolio:	0.75% of quarterly
Payments Made by the Portfolio:	Payment only if credit event occurs

Notes to Schedule of Investments (unaudited) (continued)
Termination Date:	6/20/12
Unrealized Depreciation:	$(6,412)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	9/07/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,000,000
Payments Received by the Portfolio:	0.75% of quarterly
Payments Made by the Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(64,339)

At January 31, 2008, the Portfolio held the following interest rate swap contracts:

Swap Counterparty:	Barclays Bank PLC
Effective Date:	11/16/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	$1,005,000
Payments Received by the Portfolio:	Fixed Rate 4.4%
Payments Made by the Portfolio:	Floating Rate (3 month LIBOR)
Termination Date:	5/31/12
Unrealized Appreciation:	$37,402

Swap Counterparty:	Barclays Bank PLC
Effective Date:	11/19/07
Referenced Entity:	CDX North America Crossover Index
Notional Amount:	400,000
Payments Received by the Portfolio:	Fixed Rate 4.0%
Payments Made by the Portfolio:	Floating Rate (3 month LIBOR)
Termination Date:	12/15/09
Unrealized Appreciation:	$7,663

ITEM 2.     CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.     EXHIBITS.

          Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 28, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: March 28, 2008